Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2) Summary of Significant Accounting Policies

(a) Basis of Preparation

The accompanying unaudited condensed consolidated interim financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information. In the opinion of management of the Partnership, all adjustments considered necessary for a fair presentation, which are of normal recurring nature, have been included. All intercompany balances and transactions are eliminated. The unaudited condensed consolidated financial statements do not include all the disclosures and information required for a complete set of annual financial statements; and, therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2017, which are included in the Partnership’s Annual Report on Form 20-F (the “2017 20-F”).

(b) Significant Accounting Policies

Except as described below under (c) Recent Accounting Pronouncements - Adoption of new accounting standards”, the accounting policies adopted in the preparation of the unaudited condensed consolidated interim financial statements are consistent with those followed in the preparation of the Partnership’s audited consolidated financial statements for the year ended December 31, 2017, as contained in the Partnership’s 2017 20-F.

(c) Recent Accounting Pronouncements

Adoption of new accounting standards

In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-01, Business Combinations: Clarifying the Definition of a Business. The amendments clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions of businesses. The amendments provide a screen to determine when an acquisition is not a business. The screen may apply when substantially all of the fair value related to a single, or group of similar, identifiable asset(s). If the screen is not met, it (1) requires that to be considered a business, an acquisition must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and (2) removes the evaluation of whether a market participant could replace the missing elements. The guidance is effective for annual periods beginning after December 15, 2017, including interim periods within those annual periods. The Partnership implemented this guidance on January 1, 2018. As a result, this increases the likelihood that future vessel dropdowns may be considered the acquisition of an asset rather than a business combination. However, this will be dependent upon the facts and circumstances of each prospective transaction. Based on the new guidance, the acquisition of the Anna Knutsen is determined to be an asset acquisition as the assessment is that substantially all the fair value of the gross assets acquired is considered concentrated in a single identifiable asset or group of similar assets. See Note 1—Description of Business.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments, which provides guidance on the disclosure and classification of certain items within the statements of cash flows. The Partnership adopted this guidance on January 1, 2018. The adoption of this standard did not have any impact on the Partnership’s Consolidated Statement of Cash Flows or related disclosures.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: Restricted Cash. The standard eliminates the presentation of transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. When cash, cash equivalents and restricted cash equivalents are presented in more than one line item on the balance sheet, a reconciliation of the totals in the cash flows to the related captions in the balance sheet are required, either on the face of the cash flow or in the notes to the financial statements. Additional disclosures are required for the nature of the restricted cash and restricted cash equivalents. The Partnership adopted this guidance on January 1, 2018. The adoption of this standard did not have any impact on the Partnership’s Consolidated Statement of Cash Flows or related disclosures.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (ASC 606), as subsequently updated by the FASB, which provides new authoritative guidance on the methods of revenue recognition and related disclosure requirements. This new standard supersedes all existing revenue recognition requirements, including most industry-specific guidance. The new standard requires a company to recognize revenue when it transfers goods or services to customers in an amount that reflects the consideration that the company expects to receive for those goods or services. This update creates a five-step model and requires a company to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligation in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. Under the new standard, additional qualitative and quantitative disclosures are required. The standard is effective for annual periods beginning after December 15, 2017, including interim periods within those annual periods. The Partnership made an assessment on the various implementation aspects of ASU 2014-09 and its amendments and concluded that the effect of the implementation of this new guidance will cause no material cumulative effect to the Partnership’s future or historical financial position, results of operations or cash flows. Effective January 1, 2018, the Partnership applied the standard of ASC 606 to new and existing contracts not yet completed as of January 1, 2018, using the modified retrospective approach where the cumulative effect of initially applying the standard is recorded as an adjustment to the opening balance of equity. There were no changes to the timing or amount of revenue recognized and, therefore, no cumulative effect of initially applying the standard.

Accounting pronouncements to be adopted

In February 2016, the FASB issued revised guidance for leasing. The objective is to establish the principles that lessors and lessees shall apply to report useful information to users of financial statements about the amount, timing and uncertainty of cash flows arising from a lease. The standard is effective for annual periods beginning after December 15, 2018. The Partnership is currently assessing the impact the adoption of this standard will have on the consolidated financial statements. Based upon preliminary assessments performed to date, the Partnership does not expect adoption of the standard to have material effects on the accounting for existing leases in the consolidated financial statements.

Any other accounting pronouncements yet to be adopted by the Partnership are consistent with those disclosed in the Partnership’s audited consolidated financial statements for the year ended December 31, 2017.